Derivative instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses recorded	$ 0
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	0
Gain or (loss) recognized in income on derivatives	$ 13,000,000	$ (1,000,000)	$ 7,000,000
Value-at-risk methodology assumed holding period for instruments	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral The Bank of New York Mellon would have to post for existing collateral arrangements, if The Bank of New York Mellon had fallen below investment grade	$ 71,000,000	41,000,000
Foreign exchange contracts | Net investment hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	9,900,000,000
Foreign exchange contracts | Forecasted Foreign Currency
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amount of pre-tax gain (loss) to be reclassified in the next 12 months from AOCI to earnings	2,000,000
Foreign exchange contracts | Forecasted Foreign Currency | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 347,000,000
Original maturities, maximum, of hedged instruments	15 months
Pre-tax gain (loss) recognized in OCI related to cash flow hedges	$ 2,000,000
Foreign currency forward
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	1 year
Securities available-for-sale | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	$ 24,400,000,000
Hedged financial instruments, notional amount of derivative	24,500,000,000
Securities available-for-sale | Foreign currency forward
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	141,000,000
Hedged financial instruments, notional amount of derivative	141,000,000
Long-term debt | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	22,200,000,000
Hedged financial instruments, notional amount of derivative	$ 22,200,000,000
Original maturities, minimum, of hedged instruments	5 years
Original maturities, maximum, of hedged instruments	30 years
Not Designated as Hedging Instrument, Economic Hedge | Staff expense | Equity Swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain or (loss) recognized in income on derivatives	$ 35,000,000	$ 22,000,000	$ 36,000,000